Share-based Payment - Additional Information (Detail) ¥ in Thousands				12 Months Ended
	Sep. 04, 2019 shares	Aug. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Jul. 21, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valid term of share option plans				10 years	10 years	10 years
Share option plans vesting term				4 years	4 years	4 years
Weighted average remaining contract life for outstanding share options				11 months 12 days	1 year 8 months 15 days	2 years 8 months 23 days
Share Based Payment Arrangement Options Granted Percentage Variation				100
Allocated share based compensation expense | ¥				¥ 374	¥ (18,119)	¥ (36,204)
Share based payment transactions expenses with share option | ¥				0	0	¥ 0
Phase I Share Incentive Plan [Member] | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted			20,644,803
Phase II Share Incentive Plan [Member] | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted		20,644,803
Two Thousand Ninteen Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement						32,000
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement						32,000
Allocated share based compensation expense | ¥				¥ 300	¥ 18,000	¥ 36,000
2014 Plan | Tun Kung Company Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchase program, Number of shares repurchased							35,644,803,000
2014 Plan | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted	10,000,000,000
2015 Plan | Tun Kung Company Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchase program, Number of shares repurchased							35,644,803,000
2019 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement				0	0
2019 Plan | Tun Kung Company Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchase program, Number of shares repurchased							35,644,803,000
2019 Plan | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted	15,000,000,000